INCOME TAX	12 Months Ended
Dec. 31, 2017
INCOME TAX [Abstract]
INCOME TAX
NOTE 16 – INCOME TAX

BVI

Ossen Innovation Co., Ltd, Ossen Innovation Group, Ossen Asia and Topchina are registered in the British Virgin Island and are exempt from income tax.

The PRC

According to the relevant laws and regulations in the PRC, foreign invested enterprises established prior to January 1, 2008 are entitled to full exemption from income tax for two years beginning with the first year in which such enterprise is profitable and a 50% income tax reduction for the subsequent three years. Ossen Materials was entitled to an exemption during the two years ended December 31, 2006 and was subject to a 50% income tax reduction during the three years ended December 31, 2009. Starting from January 1, 2010, Ossen Materials enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government. Ossen Jiujiang was entitled to the CIT exemption during the two years ended December 31, 2008, was subject to a 50% income tax reduction during the three years ended December 31, 2011. Starting from January 1, 2012, Ossen Jiujiang enjoys a tax rate of 15% as it is considered as a High and New Technology Enterprise by the PRC government.

Enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management" refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2017, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2017, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company’s non-PRC incorporated entities are deemed PRC tax residents, such entities would be subject to PRC tax The Company has analyzed the applicability of this law, as of December 31, 2017, and the Company has not accrued for PRC tax on such basis. The Company will continue to monitor changes in the interpretation or guidance of this law.

PRC tax law also imposes a 10% withholding income tax, subject to reduction based on tax treaty where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax law and regulations. The foreign invested enterprise is subject to the withholding tax starting from January 1, 2008. There were no dividends distributed in the years ended December 31, 2017 and 2016.

Income tax expenses consist of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$665,745	$910,231	$1,018,143
Deferred	25,811	15,817	162,024
Income tax expenses	$691,556	$926,048	$1,180,167

Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2017	2016	2015
Computed "expected" income tax expenses	$1,647,484	$1,562,382	$1,948,393
Effect on tax incentive / holiday	(993,090)	(653,029)	(982,104)
Non-deductable expense	37,162	16,695	213,878
Income tax expenses	$691,556	$926,048	$1,180,167

Components of net deferred tax assets are as follows:

	December 31,
	2017	2016	2015

Provision of doubtful accounts	$130,346	$147,899	$110,715
Reserve for inventories	19,165	18,052	-
Provision of interest expense	-	-	82,798
	$149,511	$165,951	$193,513

The deferred tax assets balance is $149,511, $165,951 and $193,513 at December 31, 2017, 2016 and 2015 respectively.